Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (172,726)	$ (266,695)	$ (48,243)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Depreciation and amortization	775	800	45
Amortization of operating lease right-of-use asset	2,767	2,383	704
Changes in fair value of warrant liabilities	(236)	(212)	238
Investment loss			13
Loss of impairment on investments	15,918		2,959
Impairment of property and equipment		3,183
Disposal loss of property and equipment	37
Lawsuit provision	22,143
Inventory write-downs	890	16,107
Allowance for expected credit losses	65,653	85,431
Financial expenses on PIPE	36,137	30,000	3,863
Gain from dissolution of a subsidiary		90
Interests on loans from a third party	1,751	3,578
Gain on settlement of loans from a third party			(658)
Gain on settlement of payables associated with litigations			(1,053)
Individual income tax expenses of settlement of employee lawsuits			1,498
Share-based compensation		23,338	3,197
Accounts payable exemption treated as capital injection		2,440
Loss on early termination of operating lease	74
Changes in assets and liabilities:
Accounts receivable, current	847	(6,269)
Advance to supplier	(329)	13,777	(1,476)
Inventories	28,921	2,635	(1,670)
Prepaid expenses and other current assets	715	(54,447)	(11,412)
Accounts receivable, non-current		(3,829)
Amounts due from/due to related parties	54	53	(11,507)
PIPE escrow account	55,000	15,000	(100,000)
Operating lease	(3,033)	(1,671)	(564)
Accounts payable	(24,255)	(4,134)	(2,456)
Advance from customers	(299)	383
Accrued expenses and other current liabilities	2,772	13	(11,490)
Net cash generated from (used in) operating activities	33,577	(138,046)	(178,012)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(160)	(5,509)	(1,207)
Purchases of intangible asset	(17)	(41)	(7)
Proceeds from disposal of property and equipment	63
Loan to a related party	(542)	(15,679)	(1,490)
Recovery of loan to related parties			5,841
Loan to a third party			(7,000)
Purchases of long-term investments			(2,972)
Net cash used in investing activities	(656)	(21,229)	(6,835)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties, current			2,359
Loan proceeds from related parties, noncurrent			5,045
Repayments of loan from a related party		(4,658)
Proceeds from convertible debt			2,229
Repayments of convertible debt			(2,229)
Loan proceeds from third parties			272
Repayments of loan from third parties		(7,909)	(6,150)
Payments of offering costs			(15,076)
Proceeds from issuance of ordinary shares			3
Cash acquired on reverse recapitalization			9
Proceeds from PIPE			400,000
Payments of financial expenses	(55,000)	(15,000)
Proceeds from execution of warrants		588	6,748
Net cash provided by financing activities	(55,000)	(26,979)	393,210
Effect of exchange rate changes	(24)	(2,366)	3,587
Net (decrease)/increase in cash and cash equivalents	(22,103)	(188,620)	211,950
Cash and cash equivalents and restricted cash, at beginning of the period	23,390	212,010	60
Cash and cash equivalents and restricted cash, at end of the period	1,287	23,390	212,010
SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Repayments of Magic loan by Mr. Nan Wu			3,338
Repayments of Magic loan by My Car			3,056
Expenses paid by the Company on behalf of related parties			6,083
Expenses paid by related parties on behalf of the Company	54	53	3,224
The claim on My Car transferred to Mr. Nan Wu			1,490
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	$ 10,000	$ 748	$ 84